27. Lease liabilities (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Variable lease expense	$ 368	$ 455
Variable lease to fixed payments percentage	13.00%	20.00%
Short term	$ 82	$ 437
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets not yet available for use	$ 51,001		$ 50,130